SUBSEQUENT EVENTS (Details Textual) (Subsequent Event [Member], USD $) In Millions, unless otherwise specified	0 Months Ended
Mar. 04, 2014
Subsequent Event [Member]
Subsequent Event [Line Items]
Payments for Merger Related Costs	$ 15